Royalty, stream and other interests - Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Royalty, Stream And Other Interests [Line Items]
Beginning balance	$ 1,116,128	$ 1,130,512
Additions	90,936	66,193
Conversion of an offtake into a stream	0
Disposal		(357)
Depletion	(48,361)	(45,605)
Impairment	(2,288)	(26,300)
Translation adjustments	(1,614)	(8,315)
Net book value - December 31	1,154,801	1,116,128
Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	656,661	627,567
Additions	77,702	54,276
Conversion of an offtake into a stream	0
Disposal		(357)
Depletion	(28,958)	(23,159)
Impairment	(2,288)	0
Translation adjustments	(4)	(1,666)
Net book value - December 31	703,113	656,661
Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	440,941	483,164
Additions	13,234	11,917
Conversion of an offtake into a stream	4,682
Disposal		0
Depletion	(19,403)	(21,532)
Impairment	0	(26,300)
Translation adjustments	(1,422)	(6,308)
Net book value - December 31	438,032	440,941
Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	18,526	19,781
Additions	0	0
Conversion of an offtake into a stream	(4,682)
Disposal		0
Depletion	0	(914)
Impairment	0	0
Translation adjustments	(188)	(341)
Net book value - December 31	13,656	18,526
Producing [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	582,822
Cost	1,145,279	1,151,944
Accumulated depletion and impairment	(606,758)	(569,122)
Net book value - December 31	538,521	582,822
Producing [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	254,271
Cost	626,345	621,503
Accumulated depletion and impairment	(395,874)	(367,232)
Net book value - December 31	230,471	254,271
Producing [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	323,738
Cost	518,934	512,019
Accumulated depletion and impairment	(210,884)	(188,281)
Net book value - December 31	308,050	323,738
Producing [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	4,813
Cost	0	18,422
Accumulated depletion and impairment	0	(13,609)
Net book value - December 31	0	4,813
Development [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	306,587
Cost	438,767	385,070
Accumulated depletion and impairment	(78,223)	(78,483)
Net book value - December 31	360,544	306,587
Development [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	184,669
Cost	226,438	185,170
Accumulated depletion and impairment	(572)	(501)
Net book value - December 31	225,866	184,669
Development [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	117,203
Cost	181,209	168,648
Accumulated depletion and impairment	(51,227)	(51,445)
Net book value - December 31	129,982	117,203
Development [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	4,715
Cost	31,120	31,252
Accumulated depletion and impairment	(26,424)	(26,537)
Net book value - December 31	4,696	4,715
Exploration and evaluation
Royalty, Stream And Other Interests [Line Items]
Beginning balance	226,719
Cost	256,640	227,393
Accumulated depletion	(904)	(674)
Net book value - December 31	255,736	226,719
Exploration and evaluation | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	217,721
Cost	247,680	218,395
Accumulated depletion	(904)	(674)
Net book value - December 31	246,776	217,721
Exploration and evaluation | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	0
Cost	0	0
Accumulated depletion	0	0
Net book value - December 31	0	0
Exploration and evaluation | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	8,998
Cost	8,960	8,998
Accumulated depletion	0	0
Net book value - December 31	$ 8,960	$ 8,998